Note 28	12 Months Ended
Dec. 31, 2024
Disclosure of reserves within equity [abstract]
Disclosure of Retained Earnings And Other Reserves [Text Block]	Retained earnings and other reserves Breakdown of the balance
The breakdown of the balance under this heading in the consolidated balance sheets is as follows:

Retained earnings and other reserves. Breakdown by concepts (Millions of Euros)
	2024	2023	2022 ⁽¹⁾
Legal reserve	565	572	591
Restricted reserve	582	561	482
Voluntary reserves	6,470	5,478	3,906
Total reserves holding company	7,616	6,612	4,979
Consolidation reserves attributed to the Bank and subsidiary consolidated companies	34,891	31,639	30,077
Total	42,507	38,251	35,056
(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).
Legal reserve
Under the amended Spanish Corporations Act, 10% of any profit made each year must be transferred to the legal reserve. The transfer must be made until the legal reserve reaches 20% of the common stock.
The legal reserve can be used to increase the common stock provided that the remaining reserve balance does not fall below 10% of the increased capital. While it does not exceed 20% of the common stock, it can only be allocated to offset losses exclusively in the case that there are not sufficient reserves available.
Restricted reserves
As of December 31, 2024, 2023 and 2022, the Bank’s restricted reserves are as follows:

Restricted reserves. Breakdown by concepts (Millions of Euros)
	2024	2023	2022
Restricted reserve for retired capital	531	495	400
Restricted reserve for Parent Company shares and loans for those shares	49	65	80
Restricted reserve for redenomination of capital in euros	2	2	2
Total	582	561	482
The restricted reserve for retired capital includes the partial executions of the capital reduction resolutions adopted by BBVA's General Shareholders' Meeting held on March 15, 2024, March 17, 2023 and March 18, 2022, respectively (see Note 26).
The second heading corresponds to restricted reserves related to the amount of shares issued by the Bank in its possession at each date, as well as the amount of customer loans outstanding at those dates that were granted for the purchase of, or are secured by, the parent company shares.
Finally, pursuant to Law 46/1998 on the Introduction of the Euro, a restricted reserve is recognized as a result of the rounding effect of the redenomination of the parent company common stock in euros.
Retained earnings and other reserves by entity
The breakdown, by company or corporate group, under the headings “Retained earnings” and “other reserves” in the consolidated balance sheets is as follows:

Retained earnings and other reserves. Breakdown by company or corporate group (Millions of Euros)
	2024	2023	2022 ⁽¹⁾
Retained earnings (losses), revaluation reserves and other reserves
Holding Company	18,157	15,672	14,003
BBVA Mexico Group	17,209	15,705	14,042
Garanti BBVA Group	6,065	5,857	5,703
BBVA Provincial Group	1,774	1,758	1,720
BBVA Argentina Group	1,315	1,474	1,456
BBVA Colombia Group	1,639	1,573	1,489
BBVA Peru Group	1,245	1,158	1,065
Forum Chile Group	663	652	632
BBVA Uruguay Group	166	139	118
BV America, S.L.	469	374	299
Corporación General Financiera, S.A.	410	368	338
BBVA Seguros, S.A.	(16)	306	284
Bilbao Vizcaya Holding, S.A.	205	198	144
BBVA Tecnology América S.A.	92	87	85
Pecri Inversión, S.L.	(10)	(17)	119
Anida Operaciones Singulares, S.A.	(5,524)	(5,497)	(5,529)
Other Real State Spanish Companies ⁽²⁾	(1,152)	(1,164)	(909)
Other	28	(155)	217
Subtotal	42,734	38,488	35,277
Other reserves or accumulated losses of investments in joint ventures and associates
ATOM Holdco Limited	(169)	(181)	(169)
Metrovacesa, S.A.	(84)	(84)	(84)
Other	26	28	32
Subtotal	(227)	(237)	(221)
Total	42,507	38,251	35,057
(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Note 1.3).
(2) Includes balances corresponding to Sociedades inmobiliarias CX, Anida Grupo Inmobiliario and Sociedades inmobiliarias Unnim.
For the purpose of allocating the reserves and accumulated losses to the consolidated entities and to the parent company, the transfers of reserves arising from the dividends paid and transactions between these entities are taken into account in the period in which they took place.